S-K 1602, SPAC Registered Offerings	Apr. 10, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Duration	18 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete our initial business combination within the time period as described in this prospectus, unless we extend such period pursuant to our amended and restated memorandum and articles of association, we will distribute the aggregate amount then on deposit in the Trust Account, including interest (net of taxes payable and up to $100,000 of interest released to us to pay dissolution expenses), pro rata to our public shareholders, by redeeming 100% of the public shares at a per-share price, payable in cash, as described in this prospectus and thereafter cease all operations except for the purpose of winding up of our affairs, as further described herein.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy and Acquisition Criteria

Our management team intends to focus on creating shareholder value by leveraging its experience in the management and operation of businesses to improve the efficiency of operations while implementing strategies to scale revenue organically and/or through acquisitions. Consistent with our strategy, we have identified the following general criteria and guidelines that we believe are essential in evaluating prospective target businesses. While we intend to use these criteria and guidelines in evaluating prospective businesses, we may deviate from these criteria and guidelines should we consider it appropriate to do so:

•        Strong Management Team

We will seek to acquire those businesses with seasoned and strong managements having a track record of driving growth and profitability; or having business propositions that are likely to be well received by public investors. Our management team has cultivated deep relationships with leading global investment banks, top-tier private equity and venture capital firms, and major multinational technology companies. We intend to leverage these proprietary networks to source high-quality deal flow that may not be broadly available to the market.

•        High-Growth TMT, Consumer Technology, and Next-Generation Innovation Sectors

We intend to focus our business combination search on targets operating in sectors where our management team has a demonstrated track record of successful investments, including digital entertainment, interactive media, e-commerce ecosystems, and next-generation technologies such as AI-driven applications and smart hardware. We will seek to identify companies that have established proven monetization models and are positioned at an inflection point for accelerated growth.

•        Strong Market Positions and Underexploited Growth Potential

We intend to seek target companies that have established solid positions in their respective markets but possess significant underexploited expansion opportunities. This expansion can be accomplished through a combination of accelerating organic growth and finding attractive add-on acquisition targets, and leveraging a U.S. public market listing as a platform to access global capital markets, broaden the target’s investor base, and enhance international brand visibility. Our management team has significant experience in executing cross-border M&A transactions and formulating global growth strategies, and we intend to draw on this expertise to help identify such targets and assist target management in assessing the strategic and financial fit for international expansion.

•        Long-term Revenue Visibility with Defensible Market Position

In management’s view, the target companies should be close to an anticipated inflection point, such as those companies requiring additional management expertise, those companies able to innovate by developing new products or services, or companies where we believe we have the ability to achieve improved profitability through an acquisition designed to help facilitate growth.

•        Benefits from Being a U.S. Public Company (Value Creation and Marketing Opportunities)

We intend to search target companies that we believe will help offer attractive risk-adjusted equity returns for our shareholders. Among other criteria, we expect to evaluate financial returns based on (i) the potential for organic growth in cash flows, (ii) the ability to achieve cost savings, (iii) the ability to accelerate growth, including through the opportunity for follow-on acquisitions, and (iv) the prospects for creating value through other value creation initiatives. We also plan to evaluate potential upside from future growth in the target business’ earnings and an improved capital structure. In addition, our management team’s experience in corporate strategic investments and operational management positions us to support the combined company in executing add-on acquisitions, optimizing capital structure, and integrating post-merger operations to drive long-term shareholder value.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant.

In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria and guidelines in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials that we would file with the U.S. Securities and Exchange Commission (the “SEC”).

We will either (i) seek shareholder approval of our initial business combination at a meeting called for such purpose at which public shareholders may seek to redeem their public shares, regardless of whether they vote for or against, or abstain from voting on, the proposed business combination, into their pro rata portion of the aggregate amount then on deposit in the Trust Account (net of taxes payable and up to $100,000 of interest released to us to pay dissolution expenses) or (ii) provide our public shareholders with the opportunity to sell their public shares to us by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable and up to $100,000 of interest released to us to pay dissolution expenses), in each case subject to the limitations described herein. Notwithstanding the foregoing, our insiders have agreed, pursuant to written letter agreements with us, not to redeem any public shares held by them into their pro rata portion of the aggregate amount then on deposit in the Trust Account. The decision as to whether we will seek shareholder approval of our proposed business combination or allow shareholders to sell their shares to us in a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require us to seek shareholder approval. If we so choose and we are legally permitted to do so, we will have the flexibility to avoid a shareholder vote and allow our shareholders to sell their shares pursuant to the tender offer rules of SEC. In that case, we will file tender offer documents with the SEC which will contain substantially the same financial and other information about the initial business combination as is required under the SEC’s proxy rules. We will consummate our initial business combination only if we have net tangible assets of at least $5,000,001 upon such consummation and, solely if we seek shareholder approval, a majority of the issued and outstanding ordinary shares voted are voted in favor of the business combination.

We will have until 18 months from the consummation of this offering to consummate our initial business combination, or up to 24 months if we enter into a definitive business combination agreement within 18 months from the closing of this offering. In the event that we execute a definitive agreement for an initial business combination within 18 months from the closing of this offering, we will automatically receive an additional 6-month period to consummate our initial business combination, in which case, we will issue a press release and file a Current Report on Form 8-K announcing the execution of the definitive agreement for an initial business combination as well as the extended deadline to complete our initial business combination. If we are unable to consummate our initial business combination within such time period, unless we extend such period pursuant to our amended and restated memorandum and articles of association, we will, as promptly as possible but not more than ten (10) business days thereafter, redeem 100% of our issued and outstanding public shares for a pro rata portion of the funds held in the Trust Account, including a pro rata portion of any interest earned on the funds held in the Trust Account and not previously released to us or necessary to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), and then seek to liquidate and dissolve. However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders.

If we are unable to consummate our initial business combination within this time period, we will liquidate the Trust Account and distribute the proceeds held therein to our public shareholders by way of redeeming their shares and dissolve. If we are forced to liquidate, we anticipate that we would distribute to our public shareholders the amount in the Trust Account calculated as of the date that is two (2) days prior to the distribution date (including any accrued interest net of taxes payable and up to $100,000 of interest released to us to pay dissolution expenses). Prior to such distribution, we would be required to assess all claims that may be potentially brought against us by our creditors for amounts they are actually owed and make provision for such amounts, as creditors take priority over our public shareholders with respect to amounts that are owed to them. We cannot assure you that we will properly assess all claims that may be potentially brought against us. As such, our shareholders could potentially be liable for any claims of creditors to the extent of distributions received by them as an unlawful payment in the event we enter an insolvent liquidation.

Nevertheless, if we are unable to consummate our initial business combination within the period as provided in our governing documents then in effect and we do not seek or complete an extension of such period, we will be forced to liquidate the trust account and wind up. As a result, the insider shares and private shares held by our insiders including our sponsor will become valueless and will not be entitled to any liquidating distribution from our Trust Account and thereby become valueless, and our sponsor has contractually agreed pursuant to a written agreement with us to be liable to ensure that the proceeds in the Trust Account are no reduced by the claims of target businesses or claims of vendors or other entities that we owe money to. For more details of consequences to our sponsor if we do not complete a business combination timely or fail to extend the period under which we must complete a business combination, see “Proposed Business — Automatic Liquidation of Trust Account if No Business Combination” on page 125 of the prospectus.

Pursuant to the NASDAQ listing rules, our initial business combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the Trust Account (excluding any deferred underwriting discounts and commissions and taxes payable on the income earned on the Trust Account) at the time of the execution of a definitive agreement for such business combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target business will be determined by our board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). Our board of directors will have broad discretion in choosing the standard used to establish the fair market value of any prospective target business. The target business or businesses that we acquire may have a collective fair market value substantially in excess of 80% of the Trust Account balance. We will not be required to comply with the 80% fair market value requirement if we are delisted from NASDAQ.

We are not required to obtain an opinion from an unaffiliated third party that the target business we select has a fair market value in excess of at least 80% of the balance of the Trust Account unless our board of directors cannot make such determination on its own.

In addition, while we do not currently intend to pursue an initial business combination with a company that is affiliated with our officers, directors, insiders or their affiliates, we are not prohibited from pursuing such a transaction, nor are we prohibited from consummating a business combination where any of our officers, directors, insiders or their affiliates acquire a minority interest in the target business alongside our acquisition, provided in each case we, or a committee of independent directors, obtain an opinion from an unaffiliated third party indicating that the price we are paying is fair to our shareholders from a financial point of view. We are not required to obtain such an opinion in any other context.

We currently anticipate structuring our initial business combination to acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination where we merge directly with the target business or where we acquire less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock of a target. In this case, we could acquire a 100% controlling interest in the target; however, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our issued and outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, only the portion of such target business or businesses that is owned or acquired is what will be valued for purposes of the 80% fair market value test.

We have not selected any specific business combination target but intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units. As a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemption by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We cannot assure you that such financing will be available on acceptable terms, if at all. To the extent that additional financing proves to be unavailable when needed to complete our initial business combination, we would be compelled to either restructure the transaction or abandon that particular business combination and seek an alternative target business candidate. Further, we may be required to obtain additional financing in connection with the closing of our initial business combination for general corporate purposes, including for maintenance or expansion of operations of the post-transaction businesses, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, or to fund the purchase of other companies. If we are unable to complete our initial business combination, our public shareholders may only receive their pro rata portion of the funds in the trust account that are available for distribution to public shareholders, and our rights will expire worthless. In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of our officers, directors or shareholders is required to provide any financing to us in connection with or after our initial business combination. Raising additional third party financing may involve dilutive equity issuances or the incurrence of indebtedness at higher than desirable levels. In addition, the amount of the deferred underwriting commissions payable to the underwriters will not be adjusted for any shares that are redeemed in connection with an initial business combination. The per share amount we will distribute to shareholders who properly exercise their redemption rights will not be reduced by the deferred underwriting commission and after such redemptions, the amount held in trust will continue to reflect our obligation to pay the entire deferred underwriting commissions.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria and guidelines in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials that we would file with the U.S. Securities and Exchange Commission (the “SEC”).

We will either (i) seek shareholder approval of our initial business combination at a meeting called for such purpose at which public shareholders may seek to redeem their public shares, regardless of whether they vote for or against, or abstain from voting on, the proposed business combination, into their pro rata portion of the aggregate amount then on deposit in the Trust Account (net of taxes payable and up to $100,000 of interest released to us to pay dissolution expenses) or (ii) provide our public shareholders with the opportunity to sell their public shares to us by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable and up to $100,000 of interest released to us to pay dissolution expenses), in each case subject to the limitations described herein. Notwithstanding the foregoing, our insiders have agreed, pursuant to written letter agreements with us, not to redeem any public shares held by them into their pro rata portion of the aggregate amount then on deposit in the Trust Account. The decision as to whether we will seek shareholder approval of our proposed business combination or allow shareholders to sell their shares to us in a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require us to seek shareholder approval. If we so choose and we are legally permitted to do so, we will have the flexibility to avoid a shareholder vote and allow our shareholders to sell their shares pursuant to the tender offer rules of SEC. In that case, we will file tender offer documents with the SEC which will contain substantially the same financial and other information about the initial business combination as is required under the SEC’s proxy rules. We will consummate our initial business combination only if we have net tangible assets of at least $5,000,001 upon such consummation and, solely if we seek shareholder approval, a majority of the issued and outstanding ordinary shares voted are voted in favor of the business combination.

We will have until 18 months from the consummation of this offering to consummate our initial business combination, or up to 24 months if we enter into a definitive business combination agreement within 18 months from the closing of this offering. In the event that we execute a definitive agreement for an initial business combination within 18 months from the closing of this offering, we will automatically receive an additional 6-month period to consummate our initial business combination, in which case, we will issue a press release and file a Current Report on Form 8-K announcing the execution of the definitive agreement for an initial business combination as well as the extended deadline to complete our initial business combination. If we are unable to consummate our initial business combination within such time period, unless we extend such period pursuant to our amended and restated memorandum and articles of association, we will, as promptly as possible but not more than ten (10) business days thereafter, redeem 100% of our issued and outstanding public shares for a pro rata portion of the funds held in the Trust Account, including a pro rata portion of any interest earned on the funds held in the Trust Account and not previously released to us or necessary to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), and then seek to liquidate and dissolve. However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders.

If we are unable to consummate our initial business combination within this time period, we will liquidate the Trust Account and distribute the proceeds held therein to our public shareholders by way of redeeming their shares and dissolve. If we are forced to liquidate, we anticipate that we would distribute to our public shareholders the amount in the Trust Account calculated as of the date that is two (2) days prior to the distribution date (including any accrued interest net of taxes payable and up to $100,000 of interest released to us to pay dissolution expenses). Prior to such distribution, we would be required to assess all claims that may be potentially brought against us by our creditors for amounts they are actually owed and make provision for such amounts, as creditors take priority over our public shareholders with respect to amounts that are owed to them. We cannot assure you that we will properly assess all claims that may be potentially brought against us. As such, our shareholders could potentially be liable for any claims of creditors to the extent of distributions received by them as an unlawful payment in the event we enter an insolvent liquidation.

Nevertheless, if we are unable to consummate our initial business combination within the period as provided in our governing documents then in effect and we do not seek or complete an extension of such period, we will be forced to liquidate the trust account and wind up. As a result, the insider shares and private shares held by our insiders including our sponsor will become valueless and will not be entitled to any liquidating distribution from our Trust Account and thereby become valueless, and our sponsor has contractually agreed pursuant to a written agreement with us to be liable to ensure that the proceeds in the Trust Account are no reduced by the claims of target businesses or claims of vendors or other entities that we owe money to. For more details of consequences to our sponsor if we do not complete a business combination timely or fail to extend the period under which we must complete a business combination, see “Proposed Business — Automatic Liquidation of Trust Account if No Business Combination” on page 125 of the prospectus.

Pursuant to the NASDAQ listing rules, our initial business combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the Trust Account (excluding any deferred underwriting discounts and commissions and taxes payable on the income earned on the Trust Account) at the time of the execution of a definitive agreement for such business combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target business will be determined by our board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). Our board of directors will have broad discretion in choosing the standard used to establish the fair market value of any prospective target business. The target business or businesses that we acquire may have a collective fair market value substantially in excess of 80% of the Trust Account balance. We will not be required to comply with the 80% fair market value requirement if we are delisted from NASDAQ.

We are not required to obtain an opinion from an unaffiliated third party that the target business we select has a fair market value in excess of at least 80% of the balance of the Trust Account unless our board of directors cannot make such determination on its own.

In addition, while we do not currently intend to pursue an initial business combination with a company that is affiliated with our officers, directors, insiders or their affiliates, we are not prohibited from pursuing such a transaction, nor are we prohibited from consummating a business combination where any of our officers, directors, insiders or their affiliates acquire a minority interest in the target business alongside our acquisition, provided in each case we, or a committee of independent directors, obtain an opinion from an unaffiliated third party indicating that the price we are paying is fair to our shareholders from a financial point of view. We are not required to obtain such an opinion in any other context.

We currently anticipate structuring our initial business combination to acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination where we merge directly with the target business or where we acquire less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock of a target. In this case, we could acquire a 100% controlling interest in the target; however, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our issued and outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, only the portion of such target business or businesses that is owned or acquired is what will be valued for purposes of the 80% fair market value test.

We have not selected any specific business combination target but intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units. As a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemption by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We cannot assure you that such financing will be available on acceptable terms, if at all. To the extent that additional financing proves to be unavailable when needed to complete our initial business combination, we would be compelled to either restructure the transaction or abandon that particular business combination and seek an alternative target business candidate. Further, we may be required to obtain additional financing in connection with the closing of our initial business combination for general corporate purposes, including for maintenance or expansion of operations of the post-transaction businesses, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, or to fund the purchase of other companies. If we are unable to complete our initial business combination, our public shareholders may only receive their pro rata portion of the funds in the trust account that are available for distribution to public shareholders, and our rights will expire worthless. In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of our officers, directors or shareholders is required to provide any financing to us in connection with or after our initial business combination. Raising additional third party financing may involve dilutive equity issuances or the incurrence of indebtedness at higher than desirable levels. In addition, the amount of the deferred underwriting commissions payable to the underwriters will not be adjusted for any shares that are redeemed in connection with an initial business combination. The per share amount we will distribute to shareholders who properly exercise their redemption rights will not be reduced by the deferred underwriting commission and after such redemptions, the amount held in trust will continue to reflect our obligation to pay the entire deferred underwriting commissions.

Representative Shares

We will issue 200,000 Class A ordinary shares (or up to 230,000 Class A ordinary shares if the underwriters exercise their over-allotment option in full) to the representative or its designee, for nominal consideration. The representative has agreed to vote the representative shares in favor of any proposed business combination. The representative shares will be registered under the registration statement of which this prospectus forms a part. The Representative has agreed not to transfer, assign, sell, pledge, or hypothecate any such representative shares, or subject such representative shares to hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person until 180 days immediately following the commencement of sales of this offering pursuant to FINRA Rule 5110(e)(1), subject to exceptions pursuant to FINRA Rule 5110(e)(2). The representative shares are deemed to be underwriters’ compensation by FINRA pursuant to FINRA Rule 5110. In addition, the representative has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of our initial business combination and (ii) to waive its rights to liquidating distributions from the trust account
De-SPAC Consummation Timeframe, How Extended [Text Block]	We will have until 18 months from the consummation of this offering to consummate our initial business combination, or up to 24 months if we enter into a definitive business combination agreement within 18 months from the closing of this offering. In the event that we execute a definitive agreement for an initial business combination within 18 months from the closing of this offering, we will automatically receive an additional 6-month period to consummate our initial business combination, in which case, we will issue a press release and file a Current Report on Form 8-K announcing the execution of the definitive agreement for an initial business combination as well as the extended deadline to complete our initial business combination.
SPAC, Securities Offered, Redemption Rights [Text Block]

If we are unable to consummate our initial business combination within this time period, we will liquidate the Trust Account and distribute the proceeds held therein to our public shareholders by way of redeeming their shares and dissolve. If we are forced to liquidate, we anticipate that we would distribute to our public shareholders the amount in the Trust Account calculated as of the date that is two (2) days prior to the distribution date (including any accrued interest net of taxes payable and up to $100,000 of interest released to us to pay dissolution expenses). Prior to such distribution, we would be required to assess all claims that may be potentially brought against us by our creditors for amounts they are actually owed and make provision for such amounts, as creditors take priority over our public shareholders with respect to amounts that are owed to them. We cannot assure you that we will properly assess all claims that may be potentially brought against us. As such, our shareholders could potentially be liable for any claims of creditors to the extent of distributions received by them as an unlawful payment in the event we enter an insolvent liquidation.

Nevertheless, if we are unable to consummate our initial business combination within the period as provided in our governing documents then in effect and we do not seek or complete an extension of such period, we will be forced to liquidate the trust account and wind up. As a result, the insider shares and private shares held by our insiders including our sponsor will become valueless and will not be entitled to any liquidating distribution from our Trust Account and thereby become valueless, and our sponsor has contractually agreed pursuant to a written agreement with us to be liable to ensure that the proceeds in the Trust Account are no reduced by the claims of target businesses or claims of vendors or other entities that we owe money to. For more details of consequences to our sponsor if we do not complete a business combination timely or fail to extend the period under which we must complete a business combination, see “Proposed Business — Automatic Liquidation of Trust Account if No Business Combination” on page 125 of the prospectus.

Pursuant to the NASDAQ listing rules, our initial business combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the Trust Account (excluding any deferred underwriting discounts and commissions and taxes payable on the income earned on the Trust Account) at the time of the execution of a definitive agreement for such business combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target business will be determined by our board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). Our board of directors will have broad discretion in choosing the standard used to establish the fair market value of any prospective target business. The target business or businesses that we acquire may have a collective fair market value substantially in excess of 80% of the Trust Account balance. We will not be required to comply with the 80% fair market value requirement if we are delisted from NASDAQ.

We are not required to obtain an opinion from an unaffiliated third party that the target business we select has a fair market value in excess of at least 80% of the balance of the Trust Account unless our board of directors cannot make such determination on its own.

In addition, while we do not currently intend to pursue an initial business combination with a company that is affiliated with our officers, directors, insiders or their affiliates, we are not prohibited from pursuing such a transaction, nor are we prohibited from consummating a business combination where any of our officers, directors, insiders or their affiliates acquire a minority interest in the target business alongside our acquisition, provided in each case we, or a committee of independent directors, obtain an opinion from an unaffiliated third party indicating that the price we are paying is fair to our shareholders from a financial point of view. We are not required to obtain such an opinion in any other context.

We currently anticipate structuring our initial business combination to acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination where we merge directly with the target business or where we acquire less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock of a target. In this case, we could acquire a 100% controlling interest in the target; however, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our issued and outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, only the portion of such target business or businesses that is owned or acquired is what will be valued for purposes of the 80% fair market value test.

We have not selected any specific business combination target but intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units. As a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemption by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We cannot assure you that such financing will be available on acceptable terms, if at all. To the extent that additional financing proves to be unavailable when needed to complete our initial business combination, we would be compelled to either restructure the transaction or abandon that particular business combination and seek an alternative target business candidate. Further, we may be required to obtain additional financing in connection with the closing of our initial business combination for general corporate purposes, including for maintenance or expansion of operations of the post-transaction businesses, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, or to fund the purchase of other companies. If we are unable to complete our initial business combination, our public shareholders may only receive their pro rata portion of the funds in the trust account that are available for distribution to public shareholders, and our rights will expire worthless. In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of our officers, directors or shareholders is required to provide any financing to us in connection with or after our initial business combination. Raising additional third party financing may involve dilutive equity issuances or the incurrence of indebtedness at higher than desirable levels. In addition, the amount of the deferred underwriting commissions payable to the underwriters will not be adjusted for any shares that are redeemed in connection with an initial business combination. The per share amount we will distribute to shareholders who properly exercise their redemption rights will not be reduced by the deferred underwriting commission and after such redemptions, the amount held in trust will continue to reflect our obligation to pay the entire deferred underwriting commissions.

Representative Shares

We will issue 200,000 Class A ordinary shares (or up to 230,000 Class A ordinary shares if the underwriters exercise their over-allotment option in full) to the representative or its designee, for nominal consideration. The representative has agreed to vote the representative shares in favor of any proposed business combination. The representative shares will be registered under the registration statement of which this prospectus forms a part. The Representative has agreed not to transfer, assign, sell, pledge, or hypothecate any such representative shares, or subject such representative shares to hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person until 180 days immediately following the commencement of sales of this offering pursuant to FINRA Rule 5110(e)(1), subject to exceptions pursuant to FINRA Rule 5110(e)(2). The representative shares are deemed to be underwriters’ compensation by FINRA pursuant to FINRA Rule 5110. In addition, the representative has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of our initial business combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if we fail to complete our initial business combination within the periods of time as provided in our amended and restated memorandum and articles of association

Offering proceeds to be held in trust

The rules of NASDAQ provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a Trust Account. An aggregate of $100,000,000 (or an aggregate of $115,000,000.00 if the over-allotment option is exercised in full) from the proceeds of this offering and the sales of the private units, or $10.00 per unit sold to the public in this offering (regardless of whether or not the over-allotment option is exercised in full or part), will be placed in a Trust Account in the United States, maintained by Equiniti Trust Company, LLC, acting as trustee pursuant to an agreement to be signed on the date of this prospectus. Such amount includes $700,000, or up to $0.07 per unit sold to the public in this offering (or $805,000 if the underwriters’ over-allotment option is exercised in full), payable to the underwriters as deferred underwriting discounts and commissions.

Pursuant to the investment management trust agreement that will govern the investment of such funds, the trustee, upon our written instructions, will invest the funds as set forth in such written instructions and to custody the funds while invested and until otherwise instructed in accordance with the investment management trust agreement. The remaining $665,000 of net proceeds of this offering will not be held in the Trust Account.

Except as set forth below, the proceeds in the Trust Account will not be released until the earlier of the completion of an initial business combination within the required time period or our entry into liquidation if we have not completed a business combination in the required time period. Therefore, unless and until an initial business combination is consummated, the proceeds held in the Trust Account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement to acquire a target business.

Notwithstanding the foregoing, there will be released to us from the Trust Account any interest earned on the funds in the Trust Account that we need to pay our income or other tax obligations. With these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the Trust Account (estimated to initially be $665,000); provided, however, that in order to meet our working capital needs following the consummation of this offering if the funds not held in the Trust Account are insufficient, or to extend our life, our insiders, officers and directors or their affiliates/designees may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of our initial business combination, without interest, or, at the lender’s discretion, up to $3,000,000 of the working capital notes may be converted upon consummation of our business combination into working capital units at a price of $10.00 per unit. In addition, our insiders, officers and directors or their affiliates or designees may loan us funds in support of our potential extension to allow additional time for us to complete an initial business combination which will be evidenced in extension notes, to be repaid in cash or in extension units $10.00 per unit at the closing of our initial business combination. If we do not complete a business combination, the loans would be repaid out of funds not held in the Trust Account, and only to the extent available.

Limited payments to insiders

We have offered to and Ms. Xiaolin Zheng, our Chairwoman and CEO, has accepted an offer letter, dated March 13, 2026, which was effective (the “Term”) from January 23, 2026. The offer letter provides that, during the Term, Ms. Zheng shall receive monthly cash compensation of $7,500 from the date of the Term until the earlier of (a) the Term is concluded, or (b) the date on which a maximum of six (6) months of such monthly cash compensation has been paid.

We have offered to and Ms. Ying Xu, our CFO, has accepted an offer letter, dated March 16, 2026, which sets out the same Term as the offer letter for Ms. Xu. The offer letter provides that, during the Term, Ms. Xu shall receive monthly cash compensation of $5,000 from the date of the Term until the earlier of (a) the Term is concluded, or (b) the date on which a maximum of six (6) months of such monthly cash compensation has been paid.

Prior to the offering, we paid the monthly cash compensation through a certain loan provided by the sponsor to us to be used for a portion of the expenses of this offering, evidenced by a certain promissory note issued to the sponsor on March 3, 2026; after the offering, we intend to continue paying them through the net proceeds of this offering that will not be held in the Trust Account. For further information about the source of the compensation, see “Use of Proceeds” on page 94 of this prospectus.

Except the foregoing, prior to the consummation of a business combination, there will be no fees, reimbursements or other cash payments paid to our insiders, officers, directors or their affiliates prior to, or for any services they render in order to effectuate, the consummation of a business combination (regardless of the type of transaction that it is) other than:

•   repayment at the closing of this offering of an aggregate of up to $500,000 of loans made by our sponsor;

Class A ordinary shares in the open market or in private transactions (other than the private units)). Additionally, each public shareholder may elect to redeem its public shares irrespective of whether it votes for or against, or abstain from voting on, the proposed transaction (subject to the limitation described in this prospectus). However, if a significant number of shareholders vote, or indicate an intention to vote, against a proposed business combination, our officers, directors, insiders or their affiliates could make such purchases in the open market or in private transactions in order to influence the vote. There is no limit on the number of shares that may be purchased by the insiders. Any purchases would be made in compliance with federal securities laws, including the fact that all material information will be made public prior to such purchase, and no purchases would be made if such purchases would violate Section 9(a)(2) or Rule 10b-5 of the Exchange Act, which are rules designed to stop potential manipulation of a company’s stock.

Redemption rights

In connection with a business combination, public shareholders will have the right to redeem their public shares for cash at an amount equal to (1) the number of public shares being redeemed by such public holder divided by the total number of public shares multiplied by (2) the amount then in the Trust Account (initially $10.00 per share) plus a pro rata portion of any interest earned on the funds held in the Trust Account less any amounts necessary to pay our taxes. At any meeting called to approve an initial business combination, public shareholders may elect to redeem their share regardless of whether they vote for or against, or abstain from voting on, the proposed business combination.

Whether we elect to effectuate our initial business combination via shareholder vote or tender offer, we may require public shareholders wishing to exercise redemption rights, whether they are a record holder or hold their shares in “street name,” to either tender the certificates they are seeking to redeem to our transfer agent or to deliver the shares they are seeking to redeem to the transfer agent electronically using Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) System, at the holder’s option, at any time at or prior to the vote on the business combination.

There is a nominal cost associated with this tendering process and the act of certificating the shares or delivering them through the DWAC System. The transfer agent will typically charge the tendering broker $120 and it would be up to the broker whether or not to pass this cost on to the redeeming holder. The foregoing is different from the procedures used by traditional blank check companies. In order to perfect redemption rights in connection with their business combinations, many traditional blank check companies would distribute proxy materials for the shareholders’ vote on an initial business combination, and a holder could simply vote against a proposed business combination and check a box on the proxy card indicating such holder was seeking to exercise its redemption rights. After the business combination was approved, the company would contact such shareholder to arrange for it to deliver its certificate to verify ownership. As a result, the shareholder then had an “option window” after the consummation of the business combination during which it could monitor the price of the company’s stock in the market. If the price rose above the conversion price, it could sell its shares in the open market before actually delivering its shares to the company for cancellation. As a result, the redemption rights, to which shareholders were aware they needed to commit before the shareholder meeting, would become an “option” right surviving past the consummation of the business combination until the redeeming holder delivered its certificate. The requirement for physical or electronic delivery prior to the closing of the shareholder meeting ensures that a holder’s election to redeem is irrevocable once the business combination is completed.

Pursuant to our amended and restated memorandum and articles of association, we are required to give a minimum of only five clear days’ notice for each general meeting; provided, however, that in the case of a general meeting convened in connection with a business combination, at least twenty (20) calendar days’ notice is required. As a result, if we require public shareholders who wish to redeem their ordinary shares into the right to receive a pro rata portion of the funds in the Trust Account to comply with the foregoing delivery requirements, holders may not have sufficient time to receive the notice and deliver their shares for conversion. Accordingly, investors may not be able to exercise their redemption rights and may be forced to retain our securities when they otherwise would not want to.

If we require public shareholders who wish to redeem their ordinary shares to comply with specific delivery requirements for redemption described above and such proposed business combination is not consummated, we will promptly return such certificates to the tendering public shareholders.

For relevant discussion on potential risks associated with the redemption rights, see “Risk Factors — In connection with any shareholder meeting called to approve a proposed initial business combination, we may require shareholders who wish to redeem their public shares to comply with specific requirements for redemption that may make it more difficult for them to exercise their redemption rights prior to the deadline for exercising their rights” and “If we require public shareholders who wish to redeem their public shares to comply with the delivery requirements for redemption, such redeeming shareholders may be unable to sell their securities when they wish to in the event that the proposed business combination is not approved.” on pages 53 and 54 of this prospectus.

Once the shares are tendered by the holder, and effectively redeemed by us under the Cayman Islands law, the transfer agent will then update our Register of Members to reflect all redemptions and cancel such shares.

Limitation on redemption rights of shareholders holding 15% or more of the shares sold in this offering if we hold shareholder vote

Notwithstanding the foregoing redemption rights, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our business combination pursuant to the tender offer rules, our amended and restated memorandum and articles of association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in this offering. We believe the restriction described above will discourage shareholders from accumulating large blocks of shares, and subsequent attempts by such holders to use their ability to redeem their shares as a means to force us or our management to purchase their shares at a significant premium to the then-current market price or on other undesirable terms. Absent this provision, a public shareholder holding more than an aggregate of 15% of the shares sold in this offering could threaten to exercise its redemption rights against a business combination if such holder’s shares are not purchased by us or our management at a premium to the then-current market price or on other undesirable terms. By limiting our shareholders’ ability to redeem to no more than 15% of the shares sold in this offering, we believe we will limit the ability of a small group of shareholders to unreasonably attempt to block our ability to complete our business combination, particularly in connection with a business combination with a target that requires as a closing condition that we have a minimum net worth or a certain amount of cash. However, we would not be restricting our shareholders’ ability to vote all of their shares (including all shares held by those shareholders that hold more than 15% of the shares sold in this offering) for or against, or abstain from voting on, our business combination.

Redemption rights in connection with proposed amendments to our amended and restated articles of association

Our amended and restated memorandum and articles of association will provide that any of its provisions, including those related to pre-business combination activity (including the requirement to deposit proceeds of this offering and the private placement of units into the Trust Account and not release such amounts except in specified circumstances, and to provide redemption rights to public shareholders as described herein) may be amended if approved by holders of at least two-thirds (2/3) of our ordinary shares entitled to vote thereon, subject to applicable provisions of the Cayman Islands law, or the Companies Act, or applicable stock exchange rules. Corresponding provisions of the trust agreement governing the release of funds from our Trust Account may be amended if approved by holders of two-thirds (2/3) of our ordinary shares entitled to vote thereon. We may not issue additional securities that can vote on amendments to our amended and restated memorandum and articles of association or in our initial business combination or that would entitle holders to receive funds from the Trust Account. Our insiders, who will collectively beneficially own 20.68% of our ordinary shares upon the closing of this offering (assuming the over-allotment option is not exercised and they do not purchase any units in this offering), will participate in any vote to amend our amended and restated memorandum and articles of association and/or trust agreement and will have the discretion to vote in any manner they choose.

Our insiders have agreed, pursuant to a letter agreement with us (filed as an exhibit to the registration statement of which this prospectus forms a part), that they will not propose any amendment to our amended and restated memorandum and articles of association (i) that would modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 18 months from the closing of this offering (or up to 24 months if we enter into a definitive business combination agreement prior to the 18-month deadline) or (ii) with respect to any other material provision relating to shareholders’ rights or pre-initial business combination activity, unless we provide our public shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete a business combination within 18 months from the closing of this offering (or up to 24 months if we enter into a definitive business combination agreement within 18 months from the closing of this offering) unless we provide public shareholders with the opportunity to redeem their public shares to receive cash from the Trust Account in connection with any such vote (regardless of whether they vote for, against, or abstain from voting on such amendment), (C) not to redeem any insider shares and private shares (as well as any other shares acquired in or after this offering) for cash from the Trust Account in connection with a shareholder vote to approve our proposed initial business combination (or sell any shares they hold to us in a tender offer in connection with a proposed initial business combination) or a vote to amend the provisions of our amended and restated memorandum and articles of association relating to shareholders’ rights or pre-business combination activity and (D) that the insider shares and private shares shall not participate in any liquidating distribution upon winding up if a business combination is not consummated.

The redemption of a large number of our shares could increase the probability that our initial business combination would be unsuccessful and that you would have to wait for liquidation in order to redeem your shares.

If we require public shareholders who wish to redeem their public shares to comply with specific delivery requirements for redemption described above and such proposed business combination is not consummated, we will promptly return such certificates to the tendering public shareholders. Accordingly, investors who attempted to redeem their shares in such a circumstance will be unable to sell their securities after the failed acquisition until we have returned their securities to them. The market price for our shares may decline during this time and you may not be able to sell your securities when you wish to, even while other shareholders that did not seek redemption may be able to sell their securities.

Although we have identified specific criteria and guidelines for evaluating prospective target businesses, it is possible that a target business with which we enter into our initial business combination will not have all of these positive attributes. If we consummate our initial business combination with a target that does not meet some or all of these guidelines, such combination may not be as successful as a combination with a business that does meet all of our general criteria and guidelines. In addition, if we announce our initial business combination with a target that does not meet our general criteria and guidelines, a greater number of shareholders may exercise their redemption rights, which may make it difficult for us to meet any closing condition with a target business that requires us to have a minimum net worth or a certain amount of cash. In addition, if shareholder approval of the transaction is required by law or Nasdaq, or we decide to obtain shareholder approval for business or other legal reasons, it may be more difficult for us to attain shareholder approval of our initial business combination if the target business does not meet our general criteria and guidelines. If we are unable to complete our initial business combination, our public shareholders may only receive $10.00 per share or even less (whether or not the underwriters’ over-allotment option is exercised in full) on our redemption.

If a country in Asia enacts regulations in industry segments that forbid or restrict foreign investment, our ability to consummate our initial business combination could be severely impaired.

The above considerations may limit our ability to complete the most desirable business combination available to us or optimize our capital structure. If we are unable to complete our initial business combination, our public shareholders may receive only approximately $10.00 per share, or less in certain circumstances, on the liquidation of our trust account and our rights will expire worthless.
SPAC, Trust or Escrow Account, Material Terms [Text Block]	The rules of NASDAQ provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a Trust Account. An aggregate of $100,000,000 (or an aggregate of $115,000,000.00 if the over-allotment option is exercised in full) from the proceeds of this offering and the sales of the private units, or $10.00 per unit sold to the public in this offering (regardless of whether or not the over-allotment option is exercised in full or part), will be placed in a Trust Account in the United States, maintained by Equiniti Trust Company, LLC, acting as trustee pursuant to an agreement to be signed on the date of this prospectus. Such amount includes $700,000, or up to $0.07 per unit sold to the public in this offering (or $805,000 if the underwriters’ over-allotment option is exercised in full), payable to the underwriters as deferred underwriting discounts and commissions.

Pursuant to the investment management trust agreement that will govern the investment of such funds, the trustee, upon our written instructions, will invest the funds as set forth in such written instructions and to custody the funds while invested and until otherwise instructed in accordance with the investment management trust agreement. The remaining $665,000 of net proceeds of this offering will not be held in the Trust Account.

Except as set forth below, the proceeds in the Trust Account will not be released until the earlier of the completion of an initial business combination within the required time period or our entry into liquidation if we have not completed a business combination in the required time period. Therefore, unless and until an initial business combination is consummated, the proceeds held in the Trust Account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement to acquire a target business.

Notwithstanding the foregoing, there will be released to us from the Trust Account any interest earned on the funds in the Trust Account that we need to pay our income or other tax obligations. With these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the Trust Account (estimated to initially be $665,000); provided, however, that in order to meet our working capital needs following the consummation of this offering if the funds not held in the Trust Account are insufficient, or to extend our life, our insiders, officers and directors or their affiliates/designees may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of our initial business combination, without interest, or, at the lender’s discretion, up to $3,000,000 of the working capital notes may be converted upon consummation of our business combination into working capital units at a price of $10.00 per unit. In addition, our insiders, officers and directors or their affiliates or designees may loan us funds in support of our potential extension to allow additional time for us to complete an initial business combination which will be evidenced in extension notes, to be repaid in cash or in extension units $10.00 per unit at the closing of our initial business combination. If we do not complete a business combination, the loans would be repaid out of funds not held in the Trust Account, and only to the extent available.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 100,000,000
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (“NTBV”), on a pro forma basis to give effect to this offering and the issuance of the private placement units, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full, constitutes dilution to investors in this offering. NTBV is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of outstanding Class A ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
	Without Over-allotment	With Over-allotment
Public offering price	$8.33	8.33
Net tangible book value before this offering	$(0.06)	(0.06)
Increase attributable to public shareholders and sale of the private units	$0.01	0.02
Pro forma net tangible book value after this offering	$(0.05)	(0.03)
Dilution to public shareholders	$8.38	8.36
Percentage of dilution to public shareholders	100.6%	100.4%

The pro forma net tangible book value per share after the offering is calculated as follows (assuming no exercise and full exercise of the underwriters’ over-allotment option):

	Without Over-allotment	With Over-allotment
Numerator:
Net tangible book value before this offering	$(170,102)	(170,102)
Contribution receivable	—	—
Net proceeds from this offering and sale of the private units, net of expenses(1)	100,665,000	115,665,000
Plus: Offering costs accrued in advance, excluded from tangible book value	117,000	117,000
Less: Over-allotment liability	(150,000)	—
Less: Deferred underwriting commissions	(700,000)	(805,000)
Less: Proceeds held in trust subject to redemption(2)	(100,000,000)	(115,000,000)
	$(238,102)	$(193,102)

Denominator:
Ordinary shares issued and outstanding prior to this offering(2)	2,875,000	2,875,000
Less: Ordinary shares forfeited if over-allotment is not exercised	(375,000)	—
Ordinary shares included in the public units offered	10,000,000	11,500,000
Ordinary shares included in the private units	180,000	187,500
Ordinary shares underlying the rights to be included in the public units	2,000,000	2,300,000
Ordinary shares underlying the rights to be included in the private units	36,000	37,500
Representative Share	200,000	230,000
Less: Shares subject to redemption	(10,000,000)	(11,500,000)
	4,916,000	5,630,000

____________

(1)      Expenses applied against gross proceeds include offering expenses of $635,000 and underwriting commissions of $500,000 or $575,000 if the underwriters exercise their over-allotment option (excluding deferred underwriting fees). See “Use of Proceeds” on page 94 of this prospectus..

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.

In addition, the table below shows material probable transactions or sources of dilution and the extent of such dilution that non-redeeming public shareholders could experience in connection with the closing of this offering. The table below assumes: Scenario A) 25% of maximum redemption of our public shares are redeemed, Scenario B) 50% of maximum redemption of our public shares are redeemed, Scenario C) 75% of maximum redemption of our public shares are redeemed, and Scenario D) maximum redemptions that would permit us to maintain net tangible assets of $5,000,001 are redeemed.

	Without Over-Allotment Option Exercised
	Scenario A 25% of maximum redemptions(1)	Scenario B 50% of maximum redemptions(2)	Scenario C 75% of maximum redemptions(3)	Scenario D maximum of maximum redemptions(4)
Offering price of $8.33 included in the units (adjusted to exclude the value of the rights)	$8.33	$8.33	$8.33	$8.33
Pro forma net tangible book value per share, as adjusted	6.06	5.15	3.67	0.92
Dilution to public shareholders	$2.27	$3.18	$4.66	$7.41
Numerator:
Net tangible book value before this offering	(170,102)	(170,102)	(170,102)	(170,102)
Contribution receivable	—	—	—	—
Net proceeds from this offering and sale of the private units, net of expenses(9)	100,665,000	100,665,000	100,665,000	100,665,000
Plus: Offering costs accrued in advance, excluded from tangible book value	117,000	117,000	117,000	117,000
Less: Deferred underwriting commissions	(700,000)	(700,000)	(700,000)	(700,000)
Less: Proceeds held in trust subject to redemption(10)	(23,690,474)	(47,380,948)	(71,071,423)	(94,761,897)
Less: Over-allotment liability	$(150,000)	$(150,000)	$(150,000)	$(150,000)
	76,071,424	52,380,950	28,690,475	5,000,001

Denominator:
Ordinary shares issued and outstanding prior to this offering(10)	2,875,000	2,875,000	2,875,000	2,875,000
Less: Ordinary shares forfeited if over-allotment is not exercised	(375,000)	(375,000)	(375,000)	(375,000)
Ordinary shares included in the public units offered	10,000,000	10,000,000	10,000,000	10,000,000
Ordinary shares included in the private units	180,000	180,000	180,000	180,000
Ordinary shares underlying the rights to be included in the public units	2,000,000	2,000,000	2,000,000	2,000,000
Ordinary shares underlying the rights to be included in the private units	36,000	36,000	36,000	36,000
Representative Shares	200,000	200,000	200,000	200,000
Less: Shares subject to redemption	(2,369,047)	(4,738,095)	(7,107,142)	(9,476,190)
	12,546,953	10,177,905	7,808,858	5,439,810

(1)      The numbers set forth in this column assume that 2,369,047 public shares, or 25%, of the 9,476,190 public shares are redeemed.

(2)      The numbers set forth in this column assume that 4,738,095 public shares, or 50%, of the 9,476,190 public shares are redeemed.

(3)      The numbers set forth in this column assume that 7,107,142 public shares, or 75%, of the 9,476,190 public shares are redeemed.

(4)      The numbers set forth in this column assume that 9,476,190 public shares, or maximum redemptions that would permit us to maintain net tangible assets of $5,000,001 are redeemed.

	With Over-Allotment Option Exercised
	Scenario A 25% of maximum redemptions(5)	Scenario B 50% of maximum redemptions(6)	Scenario C 75% of maximum redemptions(7)	Scenario D maximum of maximum redemptions(8)
Offering price of $8.33 included in the units (adjusted to exclude the value of the rights)	$8.33	$8.33	$8.33	$8.33
Pro forma net tangible book value per share, as adjusted	6.07	5.15	3.65	0.81
Dilution to public shareholders	$2.26	$3.18	$4.68	$7.52
Numerator:
Net tangible book value before this offering	(170,102)	(170,102)	(170,102)	(170,102)
Contribution receivable	—	—	—	—
Net proceeds from this offering and sale of the private units, net of expenses(9)	115,665,000	115,665,000	115,665,000	115,665,000
Plus: Offering costs accrued in advance, excluded from tangible book value	117,000	117,000	117,000	117,000
Less: Deferred underwriting commissions	(805,000)	(805,000)	(805,000)	(805,000)
Less: Proceeds held in trust subject to redemption(10)	(27,451,724)	(54,903,448)	(82,355,173)	(109,806,897)
	$87,355,174	$59,903,450	$32,451,725	$5,000,001

Denominator:
Ordinary shares issued and outstanding prior to this offering(10)	2,875,000	2,875,000	2,875,000	2,875,000
Less: Ordinary shares forfeited if over-allotment is not exercised	—	—	—	—
Ordinary shares included in the public units offered	11,500,000	11,500,000	11,500,000	11,500,000
Ordinary shares included in the private units	187,500	187,500	187,500	187,500
Ordinary shares underlying the rights to be included in the public units	2,300,000	2,300,000	2,300,000	2,300,000
Ordinary shares underlying the rights to be included in the private units	37,500	37,500	37,500	37,500
Representative Shares	230,000	230,000	230,000	230,000
Less: Shares subject to redemption	(2,745,172)	(5,490,345)	(8,235,517)	(10,980,690)
	14,384,828	11,639,655	8,894,483	6,149,310

(5)      The numbers set forth in this column assume that 2,745,172 public shares, or 25%, of the 10,980,690 public shares are redeemed.

(6)      The numbers set forth in this column assume that 5,490,345 public shares, or 50%, of the 10,980,690 public shares are redeemed.

(7)      The numbers set forth in this column assume that 8,235,517 public shares, or 75%, of the 10,980,690 public shares are redeemed.

(8)      The numbers set forth in this column assume that 10,980,690 public shares, or maximum redemptions that would permit us to maintain net tangible assets of $5,000,001 are redeemed.

(9)      Expenses applied against gross proceeds include offering expenses of $635,000 and underwriting commissions of $500,000 or $575,000 if the underwriters exercise their over-allotment option (excluding deferred underwriting fees). See “Use of Proceeds” on page 94 of this prospectus..

(10)    If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share .

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, our directors owe fiduciary duties to our Company, including a duty of loyalty, a duty to act honestly and a duty to act in what they consider in good faith to be in our best interests. Our directors must also exercise their powers only for a proper purpose. Our directors also owe to our Company a duty to exercise the skill they actually possess and such care and diligence that a reasonably prudent person would exercise in comparable circumstances. It was previously considered that a director need not exhibit in the performance of his duties a greater degree of skill than may reasonably be expected from a person of his knowledge and experience. However, English and Commonwealth courts have moved towards an objective standard with regard to the required skill and care and these authorities are likely to be followed in the Cayman Islands. In fulfilling their duty of care to us, our directors must ensure compliance with our memorandum and articles of association, as amended and restated from time to time. Our Company has the right to seek damages if a duty owed by our directors is breached. In limited exceptional circumstances, a shareholder may have the right to seek damages in our name if a duty owed by our directors is breached.

Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law, no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as the Company. To the fullest extent permitted by applicable law, the Company renounces any interest or expectancy of the Company in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for management, on the one hand, and the Company, on the other. except to the extent expressly assumed by contract, to the fullest extent permitted by applicable law, management shall have no duty to communicate or offer any such corporate opportunity to the Company and shall not be liable to the Company or its members for breach of any fiduciary duty as a member, director and/or officer solely by reason of the fact that such party pursues or acquires such corporate opportunity for itself or themself, directs such corporate opportunity to another person, or does not communicate information regarding such corporate opportunity to the Company.

Below is a table summarizing the entities to which our executive officers, directors and director nominees currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation	Nature of obligations
Xiaolin Zheng	Aurorizon Co., Limited	AI technology and investment consulting	Director	Fiduciary
Ying Xu	Beijing Yuehuo Catering Management Co., Ltd.	Catering	Director	Fiduciary
	Eight Roads Capital	Investment	Vice President of Investment	Fiduciary
“Joy” Yi Hua	Foxx Development Holdings Inc.	Electronics and IoT solutions	Chairwoman	Fiduciary
	Foxx Development Inc.	Electronics and IoT solutions	CFO	Fiduciary
	Bit Bay Technology Corporation	Data center investment and management	CEO	Fiduciary
	Serene View Capital LLC	Investment	Managing Director	Fiduciary
Xin Yue Jasmine Geffner	East Nova Holdings Limited	Printing and apparel labeling	CEO & Executive Director	Fiduciary
	Aureus Greenway Holdings Inc.	Golf and recreation	Independent Director	Fiduciary
	Helport AI Limited	AI-powered BPO solutions	Independent Director	Fiduciary
	Austen Capital International Limited	Investment	Managing Director	Fiduciary
Yuanmei Ma	Intercont (Cayman) Limited	Maritime shipping and vessel leasing	Independent Director	Fiduciary

Potential investors should be aware of the following potential conflicts of interest:

•        Our insiders will directly or indirectly own 2,875,000 insider shares (up to 375,000 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        The $0.01 per share price that our insiders paid for the insider shares creates an incentive whereby our sponsor, directors and officers could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.

•        None of our officers and directors is required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are affiliated. Our management has pre-existing fiduciary duties and contractual obligations and may have conflicts of interest in determining to which entity a particular business opportunity should be presented. As a result, our officers or directors may present a potential target to our competitor that would have been presented to us or devote time to their other business affairs which may have a negative impact on our ability to complete our initial business combination.

•        We may pursue an initial business combination with a target business that is affiliated with our officers, directors, insiders or their affiliates. In such scenarios, our directors, officers, or insiders that are affiliated with the target business may have conflicts of interest in evaluating the target business from a financial point of view or negotiating the terms of business combination. In such scenario, we will be required to obtained (i) an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions that the business combination is fair to our unaffiliated shareholders from a financial point of view, and (ii) the approval of a majority of our disinterested and independent directors (if we have any at that time). In no event will any of our insiders, officers, directors, special advisors or their respective affiliates be paid any finder’s fee, consulting fee or other similar compensation prior to, or for any services they render in order to effectuate, the consummation of our initial business combination.

•        Our officers and directors may in the future become affiliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.

•        The insider shares owned by our officers and directors will be released from lock-up only if a business combination is successfully completed and subject to certain other limitations. Additionally, our officers and directors will not receive distributions from the Trust Account with respect to any of their insider shares if we do not complete a business combination. Furthermore, our insiders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our officers and directors may loan funds to us after this offering and may be owed reimbursement for expenses incurred in connection with certain activities on our behalf which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and financial interests of our directors and executive officers may influence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.

•        In order to meet our working capital needs following the consummation of this offering until completion of an initial business combination, our insiders, officers and directors or their affiliates or designees may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. The notes would either be paid upon consummation of our initial business combination, without interest, or, at the lender’s discretion, up to $3,000,000 of the notes, or the “working capital notes,” may be converted upon consummation of our business combination into working capital units at a price of $10.00 per unit, or the “working capital units.” In addition, our insiders, officers and directors or their affiliates or designees may loan us funds in support of our potential extension to allow additional time for us to complete an initial business combination which will be evidenced in extension convertible notes, or the “extension notes,” to be repaid in cash or $10.00 per unit, or the “extension units,” at the closing of our initial business combination. If we do not complete our initial business combination, the loans would be repaid out of funds not held in the Trust Account, and only to the extent available. The working capital units would be identical to the private units sold in the private placement. The terms of such loans by our insiders, officers and directors or their affiliates or designees, if any, have not been determined and no written agreements exist with respect to such loans.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the Company’s business combination and acquisition criteria to multiple entities. In addition, conflicts of interest may arise when our board evaluates a particular business opportunity with respect to the Company’s business combination and acquisition criteria. We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor. Furthermore, most of our officers and directors have pre-existing fiduciary obligations to other businesses of which they are officers or directors. To the extent they identify business opportunities which may be suitable for the entities to which they owe pre-existing fiduciary obligations, our officers and directors will honor those fiduciary obligations. Accordingly, it is possible they may not present opportunities to us that otherwise may be attractive to us unless the entities to which they owe pre-existing fiduciary obligations and any successors to such entities have declined to accept such opportunities.

In order to minimize potential conflicts of interest which may arise from multiple corporate affiliations, each of our officers and directors has contractually agreed, pursuant to a written agreement with us, until the earliest of a business combination, our liquidation or such time as he ceases to be an officer or director, to present to our company for our consideration, prior to presentation to any other entity, any suitable business opportunity which may reasonably be required to be presented to us, subject to any pre-existing fiduciary or contractual obligations he might have.

In connection with the vote required for any business combination, all of our existing shareholders, including all of our officers and directors, have agreed to vote their respective insider shares and private shares in favor of any proposed business combination. In addition, they have agreed to waive their respective rights to participate in any liquidation distribution with respect to those ordinary shares acquired by them prior to this offering. If they purchase ordinary shares in this offering or in the open market, however, they would be entitled to participate in any liquidation distribution in respect of such shares but have agreed not to redeem such shares (or sell their shares in any tender offer) in connection with the consummation of our initial business combination or an amendment to our amended and restated memorandum and articles of association relating to pre-business combination activity.

All ongoing and future transactions between us and any of our officers and directors or their respective affiliates will be on terms believed by us to be no less favorable to us than are available from unaffiliated third parties. Such transactions will require prior approval by our audit committee and a majority of our uninterested “independent” directors, or the members of our board who do not have an interest in the transaction, in either case who had access, at our expense, to our attorneys or independent legal counsel. We will not enter into any such transaction unless our audit committee and a majority of our independent directors determine that the terms of such transaction are no less favorable to us than those that would be available to us with respect to such a transaction from unaffiliated third parties.

While we do not currently intend to pursue an initial business combination with a company that is affiliated with our officers, directors, insiders or their affiliates, we have agreed not to consummate our initial business combination with an entity that is affiliated with any of our officers, directors or insiders, we are not prohibited from pursuing such a transaction, nor are we prohibited from consummating a business combination where any of our officers, directors, insiders or their affiliates acquire a minority interest in the target business alongside our acquisition. To further minimize conflicts of interest, in such scenarios, we will be required to obtained (i) an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions that the business combination is fair to our unaffiliated shareholders from a financial point of view, and (ii) the approval of a majority of our disinterested and independent directors (if we have any at that time).

Furthermore, in no event will any of our insiders, officers, directors, special advisors or their respective affiliates be paid any finder’s fee, consulting fee or other similar compensation prior to, or for any services they render in order to effectuate, the consummation of our initial business combination.

Our insiders and management may also purchase public units or shares during or after this offering, including in the open market or through privately negotiated transactions. During the offering, if any insiders or management participates in the offering as an anchor investor, they may receive incentives which offer greater economic benefits than those available to public investors in the offering. In addition, in order to incentivize the participation of certain potential anchor investors, our sponsor may offer or share its economics in certain of our securities with such potential anchor investors, the net effect of which could be to provide greater economic benefit to such potential anchor investors than that provided to other investors in the offering.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed, pursuant to the terms of a letter agreement entered into with us, to vote any founder shares and/or placement shares held by them (and their permitted transferees will agree), and any public shares purchased during or after this offering, in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.